Stockholders’ Equity/(Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity/(Deficit) [Abstract]
Schedule of Outstanding Prepaid Warrants and Common Warrants

The following sets forth the outstanding prepaid warrants and common warrants as of June 30, 2025:

	Prepaid Warrants	Common Warrants
Balance December 31, 2024	3,871,992	382,205
Exercise of Warrants in Exchange for Common Stock	(3,071,992)	(112,144)
Exercise of Warrants in Exchange for Series B Preferred Stock	(1,027,868)	—
Warrants Issued with Series B Preferred Stock	327,868	—
Balance June 30, 2025	100,000	270,061

Schedule of Outstanding ISOs

The following sets forth the outstanding ISOs and related activity for the six months ended June 30, 2025:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	6,011	$157.89	0.86	$0.00
Exercisable at December 31, 2024	6,011	$157.89	0.86	$0.00
Forfeited	(3,598)	$157.89
Outstanding at June 30, 2025	2,413	$157.89	0.93	$0.00
Exercisable at June 30, 2025	2,413	$157.89	0.93	$0.00
Remaining unvested at June 30, 2025	—	$157.89

The following sets forth the outstanding ISOs and related activity for the years ended December 31, 2024 and 2023:

Options Outstanding	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	8,137	$157.89	2.82	$0.00
Forfeited	(1,959)	$157.89
Outstanding at December 31, 2023	6,178	$157.89	1.86	$0.00
Exercisable at December 31, 2023	6,178	$157.89	1.86	$0.00
Forfeited	(167)	$157.89
Outstanding at December 31, 2024	6,011	$157.89	0.86	$0.00
Exercisable at December 31, 2024	6,011	$157.89	0.86	$0.00
Remaining unvested at December 31, 2024	—	$157.89

Schedule of RSU Activity

The following table summarizes the RSU activity for the six months ended June 30, 2025 and 2024:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Vested and Outstanding at December 31, 2024	245,439	$10.93
Granted	2,527,500	$1.24
Settled	(2,772,939)	$2.10
Forfeited/Canceled/Expired	—
Vested and Outstanding at June 30, 2025	—	$—

The following table summarizes the RSU activity for the years ended December 31, 2024 and 2023:

	Restricted Stock Units	Weighted Average Exercise Price Per Share
Unvested and Outstanding at December 31, 2022	105,727	$157.89
Granted	14,015	$157.89
Forfeited/Canceled/Expired	(2,798)	$157.89
Unvested and Outstanding at December 31, 2023	116,944	$157.89
Granted	234,525	$4.00
Forfeited/Canceled/Expired	(105,880)	$157.89
Vested and Outstanding at December 31, 2024	245,589	$10.93

Schedule of Stock-Based Compensation

The following table presents stock-based compensation expense included in the condensed consolidates statements of operations related to RSUs issued under the 2024 Plan:

	For the Six Months Ended June 30,
	2025	2024
Cost of Sales	$121,107	$—
Sales and Marketing	647,295	—
General and Administrative	2,359,406	—
Total Share-based Compensation	$3,127,807	$—

The following table presents stock-based compensation expense included in the consolidated statements of operations related to ISOs issued under the 2019 Plan:

	For the Twelve Months Ended December 31,
	2024	2023
Cost of Sales	$—	$—
Sales and Marketing	—	—
General and Administrative	—	18,595
Total Share-based Compensation	$—	$18,595

Schedule of Valuation Assumptions	The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:
Weighted Average Expected Volatility	70%
Expected Dividends	—%
Weighted Average Expected Term (in years)	5
Risk-Free Interest Rate	4.22%
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%
During six months ended June 30, 2025, and the year ended December 31, 2024, the assumptions used in the Black-Scholes option pricing model were as follows:
	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Weighted Average Expected Volatility	70%	70%
Expected Dividends	—%	—%
Weighted Average Expected Term (in years)	5	5
Risk-Free Interest Rate	3.88% – 4.66%	4.22%
The assumptions used in the Black-Scholes option pricing model for the Contingent Legacy Shareholder Warrants were as follows:
	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—
Probability Scenarios of meeting contingencies
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95% to 75%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025% to 2.25%
	For the Years Ended December 31,
	2024	2023
Weighted Average Expected Volatility	70%	—
Expected Dividends	—%	—
Weighted Average Expected Term (in years)	5	—
Risk-Free Interest Rate	4.22%	—

Schedule of Outstanding Prepaid Warrants and Common Warrants

The following sets forth the outstanding prepaid warrants and common warrants for the years ended December 31, 2024 and 2023:

	Prepaid Warrants	Common Warrants
Balance December 31, 2022	—	—
Conditional issuance of Prepaid Warrants from Exchange of 2022 and 2023 Convertible Notes	507,394
Balance December 31, 2023	507,394	—
Conditional Issuance of Prepaid Warrants from Exchange of Whiskey Notes	546,927	—
Conditional Issuance of Prepaid Warrants in Exchange for Common Stock	2,816,291	—
Exercise of Prepaid Warrants in Exchange for Common Stock	(698,619)	—
Issuance of Prepaid Warrants for Common Stock	700,001	—
November 25, 2024 Private Placement of Common Warrants	—	382,205
Balance December 31, 2024	3,871,992	382,205

Schedule of Equity-Based (Non-Cash) Compensation	The Company recorded equity-based (non-cash) compensation for employees (personnel) and consultants for the years ended December 31, 2024 and 2023 as follows:
	Years Ended December 31,
	2024	2023
Production/Cost of Sales	$178,140	$—
Sales and Marketing	729,592	—
General and Administrative	2,414,097	6,028
Subtotal Employee Compensation	3,321,829	6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	$4,892,110	$18,594